Other comprehensive income (loss) - Reclassification out of accumulated other comprehensive income (Details) - Reclassification out of accumulated other comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reclassification out of accumulated other comprehensive loss
Net of tax	$ (14,534)	$ (17,665)	$ (17,093)
Cash flow hedge
Reclassification out of accumulated other comprehensive loss
Before Tax	(1,847)	(6,379)	(3,882)
Income tax benefit	263	2,084	1,496
Net of tax	(1,584)	(4,295)	(2,386)
Cash flow hedge | Forward contracts | Mortgage banking activities
Reclassification out of accumulated other comprehensive loss
Before Tax	(704)	(5,559)	(3,992)
Cash flow hedge | Interest rate swap | Other operating expense (income)
Reclassification out of accumulated other comprehensive loss
Before Tax	(1,143)	(820)	110
Pension and postretirement benefit plan
Reclassification out of accumulated other comprehensive loss
Before Tax	(20,749)	(21,447)	(23,508)
Income tax benefit	7,781	8,042	8,817
Net of tax	(12,968)	(13,405)	(14,691)
Pension and postretirement benefit plan | Other operating expense (income)
Reclassification out of accumulated other comprehensive loss
Before Tax	(20,749)	(21,447)	(23,508)
Gains (losses) on debt securities
Reclassification out of accumulated other comprehensive loss
Before Tax	23	41	(20)
Income tax benefit	(5)	(6)	4
Net of tax	18	35	(16)
Gains (losses) on debt securities | Net gain (loss) on sale of debt securities
Reclassification out of accumulated other comprehensive loss
Before Tax	$ 23	$ 41	$ (20)